Related Party Transactions - Schedule of Transactions with Key Management Personnel (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 409,589	$ 226,745
Stock-based compensation
Total	$ 409,589	$ 226,745